[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

October 26, 2023

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
RE:	NXG Cushing Midstream Energy Fund Form N-2 Filing

Ladies and Gentlemen:

On behalf of NXG Cushing Midstream Energy Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933 (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment (the "Amendment") to the Registration Statement on Form N-2 (File Nos. 333-273954 and 811-22072) (the "Registration Statement"). The Registration Statement relates to the offering of the Fund's common shares, including pursuant to rights to subscribe for the Fund's common shares, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

The Amendment relates to the Fund's Rule 415(a)(1)(x) shelf program and is being filed pursuant to General Instruction A.2. of Form N-2.

A registration fee under the Securities Act of $11,020.00 has been transmitted prior to filing.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure